Note 17 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Year Ended December 31, 2011 [Member]
Schedule of Goodwill [Table Text Block]
	2011
	China VAS & mobile games	Indonesia VAS	Media content	PC games	Total
	$	$	$	$	$
Balance at beginning of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355
Balance at end of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355

Year Ended December 31, 2012 [Member]
Schedule of Goodwill [Table Text Block]
	2012
	China VAS	Mobile games	Indonesia Digital Media	Media content	PC games	Total
	$	$	$	$	$	$
Balance at beginning of year	8,550,715	9,189,843	16,848,642	2,360,658	3,533,497	40,483,355
Goodwill impairment	(8,550,715)	—	—	(2,360,658)	—	(10,911,373)
Balance at end of year	—	9,189,843	16,848,642	—	3,533,497	29,571,982